CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Schedule of Revenues and Long-lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 163,033	$ 161,926
Long-lived assets	92,139		94,727
Consolidated Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	17.00%	12.00%
The number of customers accounting for revenues concentration risk	1	1
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	69,438		71,283
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	48,190	54,823
Long-lived assets	4,486		4,174
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,448	54,719
Long-lived assets	8,641		9,693
Asia and Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	50,830	37,468
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,104	4,857
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,461	10,059
Long-lived assets	9,083		9,059
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 491		$ 518